Stock Incentive Plans - Assumptions Used To Determine Fair Value of Stock Option (Details) - Computer Sciences GS Business - Employee Stock Option	6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.77%	2.03%	2.03%	1.22%	1.03%
Expected volatility	31.72%	33.09%	32.94%	34.06%	36.54%
Expected term (in years)	6 years 15 days	5 years 11 months 27 days	6 years 11 days	6 years 18 days	6 years 22 days
Dividend yield	1.39%	1.50%	1.50%	1.72%	2.86%